INVENTORIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
INVENTORIES

Fixed assets, net of accumulated depreciation, were $506,040 and $522,668 as of December 31, 2011 and September 30, 2011, respectively. Accumulated depreciation was $571,137 and $554,884 as of December 31, 2011 and September 30, 2011, respectively. Total depreciation expense was $15,546 and $21,293 for the three months ended December 31, 2011 and 2010, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses

Property and equipment as of December 31, 2011 was comprised of the following:

	Estimated	December 31, 2011
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$134,241	$87,039	$221,280
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(383,992)	(187,145)	$(571,137)
		$460,037	$46,003	$506,040

Inventories were $454,588 and $622,770 as of September 30, 2011 and 2010, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is no provision for impaired inventory as of September 30, 2011 and 2010.